Tax expense - deferred tax rollforward (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	€ 877	€ 1,616
Recognized in Consolidated Income Statement	(867)	(569)
Recognized in Equity	(57)	81
Transferred to Assets/(Liabilities) Held for Sale	2	(28)
Translation differences and other changes	8	(61)
Deferred tax assets	(1,689)	(1,814)
Deferred tax liabilities	(1,628)	(937)
Deferred tax asset (liability)	61	877
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(4,127)	(3,848)
Recognized in Consolidated Income Statement	470	(240)
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	(10)	55
Translation differences and other changes	6	94
Deferred tax assets	(3,673)	(4,127)
Provision for employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(1,487)	(1,828)
Recognized in Consolidated Income Statement	41	280
Recognized in Equity	(1)	77
Transferred to Assets/(Liabilities) Held for Sale	(1)	31
Translation differences and other changes	22	47
Deferred tax assets	(1,470)	(1,487)
Lease Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(260)
Recognized in Consolidated Income Statement	(106)
Recognized in Equity	0
Transferred to Assets/(Liabilities) Held for Sale	1
Translation differences and other changes	4
Deferred tax assets	(369)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(166)	(192)
Recognized in Consolidated Income Statement	15	24
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	0	2
Translation differences and other changes	0	0
Deferred tax assets	(151)	(166)
Impairment of financial assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(155)	(169)
Recognized in Consolidated Income Statement	1	1
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	0	13
Translation differences and other changes	12	0
Deferred tax assets	(166)	(155)
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(246)	(252)
Recognized in Consolidated Income Statement	56	(22)
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	0	24
Translation differences and other changes	(2)	(4)
Deferred tax assets	(188)	(246)
Allowances for doubtful accounts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(96)	(122)
Recognized in Consolidated Income Statement	(13)	6
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	0	7
Translation differences and other changes	(4)	(13)
Deferred tax assets	(105)	(96)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(685)	(387)
Recognized in Consolidated Income Statement	22	(48)
Recognized in Equity	4	(4)
Transferred to Assets/(Liabilities) Held for Sale	(1)	77
Translation differences and other changes	42	323
Deferred tax assets	(702)	(685)
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(7,222)	(6,798)
Recognized in Consolidated Income Statement	486	1
Recognized in Equity	3	73
Transferred to Assets/(Liabilities) Held for Sale	(11)	209
Translation differences and other changes	80	447
Deferred tax assets	(6,824)	(6,962)
Accelerated depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(2,296)	(1,891)
Recognized in Consolidated Income Statement	33	386
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	1	(29)
Translation differences and other changes	0	(48)
Deferred tax liabilities	(2,330)	(2,296)
Capitalized development assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(2,440)	(2,116)
Recognized in Consolidated Income Statement	129	103
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	0	(81)
Translation differences and other changes	(32)	(302)
Deferred tax liabilities	(2,601)	(2,440)
Other Intangible assets and Intangible assets with indefinite useful lives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(912)	(849)
Recognized in Consolidated Income Statement	(36)	20
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	0	(2)
Translation differences and other changes	(72)	(45)
Deferred tax liabilities	(948)	(912)
Right of Use Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(260)
Recognized in Consolidated Income Statement	101
Recognized in Equity	0
Transferred to Assets/(Liabilities) Held for Sale	0
Translation differences and other changes	(4)
Deferred tax liabilities	(365)
Provision for employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(91)	(50)
Recognized in Consolidated Income Statement	9	2
Recognized in Equity	(22)	1
Transferred to Assets/(Liabilities) Held for Sale	0	(3)
Translation differences and other changes	1	(41)
Deferred tax liabilities	(77)	(91)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(424)	(314)
Recognized in Consolidated Income Statement	(156)	103
Recognized in Equity	(38)	(5)
Transferred to Assets/(Liabilities) Held for Sale	0	(86)
Translation differences and other changes	(17)	(98)
Deferred tax liabilities	(247)	(424)
Deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(6,423)	(5,220)
Recognized in Consolidated Income Statement	80	614
Recognized in Equity	(60)	(4)
Transferred to Assets/(Liabilities) Held for Sale	1	(201)
Translation differences and other changes	(124)	(534)
Deferred tax liabilities	(6,568)	(6,163)
Deferred tax asset arising on tax loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(4,963)	(4,718)
Recognized in Consolidated Income Statement	(106)	(708)
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	(12)	328
Translation differences and other changes	(220)	(135)
Deferred tax assets	(4,861)	(4,963)
Unrecognized deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(4,885)	(4,680)
Recognized in Consolidated Income Statement	(407)	(662)
Recognized in Equity	0	(12)
Transferred to Assets/(Liabilities) Held for Sale	(20)	308
Translation differences and other changes	(256)	161
Deferred tax assets	€ (5,056)	€ (4,885)